UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05594

Prudential Short-Term Corporate Bond Fund, Inc.

(f/k/a Dryden Short-Term Bond Fund, Inc.)

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1.	Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

(Formerly known as Dryden Short-Term Corporate Bond Fund)

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.7%
BANK LOAN
Technology
Lender Processing Services, Inc.(a) (cost $487,756)	Baa3	2.785%	07/02/14	$ 491	$ 491,250

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(b)	4.128%	07/10/42	650	649,580
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	12,278	12,675,808
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(b)	7.620%	06/10/33	94	93,532
GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class A2	Aaa	4.119%	03/10/40	3,099	3,134,571
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(b)	4.853%	07/10/45	1,259	1,260,040
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(b)	4.207%	12/10/41	218	218,703
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285%	07/05/35	229	229,182
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128%	01/12/38	660	664,493
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005- LDP3, Class A2	Aaa	4.851%	08/15/42	1,423	1,425,992
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	15,000	15,313,404
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(b)	4.885%	09/15/30	1,768	1,839,427
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	15,000	15,390,243
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960%	07/12/38	1,792	1,819,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $54,631,980)					54,714,065

CORPORATE BONDS — 93.8%
Aerospace & Defense — 1.6%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	1,240	1,256,798
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950%	06/01/14	2,500	2,623,085
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.400%	12/15/11	5,750	6,152,034
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	3.250%	10/27/14	4,750	4,794,070
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	8,835	8,989,021
Boeing Co. (The), Sr. Unsec’d. Notes	A2	5.000%	03/15/14	2,400	2,598,108
General Dynamics Corp., Gtd. Notes	A2	1.800%	07/15/11	7,525	7,598,617
General Dynamics Corp., Gtd. Notes	A2	5.250%	02/01/14	2,115	2,323,774
Martin Marietta Corp., Gtd. Notes	Baa1	7.375%	04/15/13	3,000	3,388,023
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	3.700%	08/01/14	4,500	4,604,616
Northrop Grumman Systems Corp., Gtd. Notes	Baa1	7.125%	02/15/11	3,910	4,115,017
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	2,000	2,203,128
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750%	12/01/13	2,000	2,115,390

					52,761,681

Airlines — 0.3%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	700	703,500
American Airlines, Inc., Pass-Through Trust 2001-02, Pass-thru Certs., Ser. 01-2	Ba1	7.858%	10/01/11	205	207,563
Continental Airlines, Inc., Pass-thru Certs., Ser. 00-2	Baa2	7.487%	10/02/10	910	910,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1	Ba1	7.373%	12/15/15	207	195,638
Delta Air Lines, Inc., Pass-thru Certs., Ser. 00A2	BBB-(b)	7.570%	11/18/10	2,000	2,025,000
Delta Air Lines, Inc., Pass-thru Certs., Ser. 01A2(c)	BBB-(b)	7.111%	09/18/11	4,150	4,336,750

					8,378,451

Automotive — 1.6%
American Honda Finance Corp., Sr. Notes, 144A(c)	A1	2.375%	03/18/13	10,000	9,996,080
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	6.700%	10/01/13	1,000	1,114,340
Daimler Finance North America LLC, Gtd. Notes	A3	4.875%	06/15/10	260	261,884
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.750%	09/08/11	11,155	11,757,861
Daimler Finance North America LLC, Gtd. Notes	A3	5.875%	03/15/11	17,670	18,383,638
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	1,175	1,197,584
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/11	1,195	1,234,828
PACCAR Financial Corp., Notes, MTN(c)	A1	1.950%	12/17/12	8,550	8,531,771

					52,477,986

Banking — 22.7%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes., 144A	Aa3	3.875%	11/10/14	7,250	7,209,088
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500%	04/16/13	9,000	9,638,775
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	3,900	4,419,741
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	5.125%	08/25/14	7,400	7,856,787
American Express Credit Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300%	08/20/13	15,800	17,734,125
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa2	2.375%	12/21/12	5,000	5,009,865
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A, MTN	Aa2	6.200%	07/19/13	2,500	2,755,113
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	9,700	9,780,908
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.875%	01/15/13	15,000	15,700,245
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	4.900%	05/01/13	5,250	5,492,434
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	2,500	2,627,727
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	09/11/12	4,000	4,248,336
Bank of America Corp., Sr. Unsec’d. Notes, MTN(c)	A2	7.375%	05/15/14	20,300	22,828,182
Bank of America Corp., Sub. Notes	A3	4.750%	08/15/13	7,000	7,279,083
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(e)	Aa2	5.125%	08/27/13	4,600	5,020,012
Bank One Corp., Sub. Notes	A1	5.900%	11/15/11	5,000	5,334,490
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.500%	01/23/13	8,700	8,710,379
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200%	07/10/14	7,050	7,528,258
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450%	09/12/12	550	592,895
BB&T Corp., Sr. Unsec’d. Notes, MTN	A1	3.850%	07/27/12	5,000	5,210,740
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.350%	02/01/12	3,000	3,206,568
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	10,230	10,691,864
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	Baa1	7.375%	05/23/14	10,409	11,894,697
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	5.250%	02/27/12	3,000	3,141,876
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%	04/11/13	38,815	40,786,065
Citigroup, Inc., Sr. Unsec’d. Notes, MTN(c)	A3	5.500%	10/15/14	9,295	9,619,451
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850%	07/02/13	4,000	4,203,524
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%	08/12/14	6,225	6,650,186
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%	08/19/13	10,915	11,766,501
Citigroup, Inc., Sub. Notes(c)	Baa1	4.875%	05/07/15	2,000	1,973,884
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	6,000	5,991,546
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa1	3.750%	10/15/14	12,445	12,615,733
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	4,642	4,934,455
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN(c)	Aa1	5.000%	05/15/13	22,636	24,328,652
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes	Aa1	5.500%	05/01/14	2,250	2,448,972
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.125%	11/15/11	1,250	1,342,876
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500%	01/15/12	2,000	2,174,534
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375%	01/11/13	5,000	5,008,485
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	4.875%	05/20/13	12,500	13,395,312
FIA Card Services NA, Sub. Notes, MTN	A1	6.625%	06/15/12	3,000	3,249,645
FIA Card Services NA, Sub. Notes	A1	7.125%	11/15/12	2,375	2,602,299
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250%	05/01/13	430	462,440
Goldman Sachs Group, Inc. (The), Notes, MTN(c)	A1	6.000%	05/01/14	6,500	7,117,396
Goldman Sachs Group, Inc. (The), Sr. Notes, MTN	A1	3.625%	08/01/12	3,965	4,106,130
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%	07/15/13	11,000	11,629,112
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.125%	01/15/15	10,000	10,548,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150%	01/15/14	15,259	16,184,535
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	10/15/13	5,830	6,266,819
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	5.450%	11/01/12	3,005	3,248,411
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	6.600%	01/15/12	2,375	2,576,987
HSBC Bank PLC (United Kingdom), Sub. Notes	A2	6.950%	03/15/11	1,338	1,403,119
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250%	12/12/12	8,997	9,622,642
ICICI Bank (Singapore) Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	440	448,892
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.650%	01/14/13	6,550	6,539,599
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.700%	01/20/15	3,175	3,194,555
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.750%	05/01/13	6,900	7,354,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375%	10/01/12	1,000	1,082,116
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.375%	01/15/14	5,515	5,957,684
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	5.600%	06/01/11	1,525	1,605,988
JPMorgan Chase & Co., Sub. Notes	A1	5.125%	09/15/14	19,150	20,230,060
JPMorgan Chase & Co., Sub. Notes	A1	5.750%	01/02/13	20,437	22,179,663
JPMorgan Chase & Co., Sub. Notes	A1	6.750%	02/01/11	500	524,214
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	16	434,080
KeyBank NA, Sub. Notes(c)	A3	5.700%	08/15/12	1,300	1,365,558
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A(c)	Aa3	4.375%	01/12/15	14,400	14,195,261
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.450%	02/05/13	15,220	16,102,897
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,665	1,778,228

Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(c)	A2	4.100%	01/26/15	5,000	4,973,115
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200%	11/20/14	10,000	10,022,060
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	7,810	8,311,675
Morgan Stanley, Sr. Unsec’d. Notes(c)	A2	5.375%	10/15/15	475	493,357
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	05/13/14	10,000	10,801,370
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	9,590	10,272,952
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.600%	04/01/12	10,000	10,849,690
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750%	04/15/11	3,000	3,166,944
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa1	2.500%	01/08/13	10,000	10,011,990
National City Bank, Sub. Notes	A2	4.625%	05/01/13	3,350	3,494,851
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	7,900	7,959,732
Northern Trust Corp., Sr. Unsec’d. Notes	A1	5.500%	08/15/13	1,385	1,532,695
PNC Funding Corp., Gtd. Notes	A3	3.625%	02/08/15	4,575	4,602,409
PNC Funding Corp., Gtd. Notes	A3	4.250%	09/21/15	6,500	6,695,409
PNC Funding Corp., Gtd. Notes	A3	5.400%	06/10/14	3,630	3,898,351
Rabobank Nederland NV (Netherlands), Sr. Notes, 144A	Aaa	2.650%	08/17/12	3,000	3,060,540
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	3,850	4,048,441
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, 144A, MTN	Aa3	4.875%	08/25/14	5,250	5,283,705
State Street Corp., Sr. Unsec’d. Notes	A1	4.300%	05/30/14	3,500	3,704,236
SunTrust Banks, Inc., Unsec’d. Notes	Baa1	5.250%	11/05/12	610	643,371
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875%	09/14/12	7,140	7,275,274
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	2,500	2,631,418
UBS AG (Switzerland), Sr. Unsec’d. Notes, Ser. DPNT, MTN	Aa3	3.875%	01/15/15	2,500	2,466,333
US Bank NA, Sub. Notes	Aa2	6.300%	02/04/14	665	741,620
Wachovia Corp., Sr. Unsec’d. Notes(d)	A1	0.379%	04/23/12	5,000	4,948,805
Wachovia Corp., Sr. Unsec’d. Notes, MTN(d)	A1	2.019%	05/01/13	5,000	5,143,950
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.500%	05/01/13	16,600	17,927,452
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.700%	08/01/13	4,900	5,366,064
Wells Fargo & Co., Sr. Notes	A1	3.625%	04/15/15	6,875	6,821,334
Wells Fargo & Co., Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750%	10/01/14	5,000	5,060,565
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.250%	10/23/12	19,250	20,739,142
Wells Fargo Capital XIII, Ser. G, MTN(d)	Ba1	7.700%	12/29/49	500	516,250
Wells Fargo Capital XV(d)	Ba1	9.750%	12/31/49	1,000	1,120,000
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	2.250%	11/19/12	13,245	13,337,741
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes(c)	Aa1	4.200%	02/27/15	5,000	5,146,875

					726,233,230

Brokerage — 0.5%
BlackRock, Inc., Sr. Unsec’d. Notes(c)	A1	3.500%	12/10/14	5,980	6,053,458
Charles Schwab Corp. (The), Sr. Unsec’d. Notes(c)	A2	4.950%	06/01/14	2,150	2,292,390
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500%	06/15/12	650	672,324
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,520	353,400
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.625%	01/24/13	1,000	235,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.000%	07/19/12	900	209,250
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	5.000%	03/04/15	5,760	5,887,959

					15,703,781

Building Materials & Construction — 0.3%
CRH America, Inc., Gtd. Notes	Baa1	5.300%	10/15/13	2,000	2,130,404
CRH America, Inc., Gtd. Notes	Baa1	5.625%	09/30/11	570	597,393
CRH America, Inc., Gtd. Notes	Baa1	6.950%	03/15/12	4,000	4,348,736
D.R. Horton, Inc., Gtd. Notes	Ba3	6.000%	04/15/11	2,510	2,591,575
Hanson Ltd. (United Kingdom), Gtd. Notes	B1	7.875%	09/27/10	620	636,971
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	700	731,167

					11,036,246

Cable — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A(c)	B1	8.000%	04/30/12	5,500	5,843,750
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375%	03/15/13	4,780	5,540,708
Comcast Cable Communications LLC, Gtd. Notes	Baa1	6.750%	01/30/11	1,810	1,891,749
Comcast Corp., Gtd. Notes	Baa1	5.300%	01/15/14	6,300	6,773,577
Comcast Corp., Gtd. Notes	Baa1	5.450%	11/15/10	1,145	1,174,150
Comcast Corp., Gtd. Notes	Baa1	5.500%	03/15/11	1,800	1,872,695
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	8,200	9,230,330
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625%	07/15/12	3,000	3,519,915
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	3,501	3,784,392
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	390	408,326
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.750%	11/01/10	2,300	2,386,220
COX Communications, Inc., Unsec’d. Notes	Baa2	4.625%	06/01/13	1,950	2,061,723
COX Communications, Inc., Unsec’d. Notes	Baa2	7.125%	10/01/12	765	855,011
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A(c)	Baa3	3.550%	03/15/15	5,000	4,919,735

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Baa3	4.750%	10/01/14	7,700	8,044,298
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa3	7.625%	05/15/16	2,500	2,800,000
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	4,500	4,680,000
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500%	02/01/15	6,600	6,605,584
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,880	3,091,683
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	7,560	8,342,407
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	9,535	11,188,474

					95,014,727

Capital Goods — 2.7%
Caterpillar Financial Services Corp., Notes, MTN	A2	1.900%	12/17/12	6,400	6,443,891
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850%	12/07/12	6,270	6,743,372
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	6.200%	09/30/13	455	513,865
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15	3,000	3,148,413
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.625%	10/15/12	1,086	1,159,281
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(a)(g)	Baa2	5.800%	10/15/12	5,900	6,370,767
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(a)(g)	Baa2	5.900%	11/15/15	1,000	1,081,491
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,536; purchased 01/18/06-10/22/09)(a)(g)	Baa2	8.000%	01/15/11	3,196	3,352,965
Honeywell International, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	02/15/14	2,820	2,953,304
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	09/11/15	7,500	7,708,140
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150%	04/01/14	2,000	2,183,202
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	3,500	3,717,021
John Deere Capital Corp., Notes, MTN	A2	5.400%	10/17/11	3,250	3,461,819
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.950%	03/09/15	4,840	4,838,529
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.500%	04/03/13	2,500	2,669,115
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	4.950%	12/17/12	1,565	1,695,847
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.250%	10/01/12	1,000	1,085,692
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.650%	07/25/11	2,500	2,649,657
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500%	02/16/12	508	545,205
Textron Financial Corp., Sr. Unsec’d. Notes, MTN	Baa3	4.600%	05/03/10	1,700	1,699,912
Timken Co., Sr. Unsec’d. Notes	Baa3	6.000%	09/15/14	2,665	2,834,150
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125%	10/15/14	1,100	1,137,380
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.375%	10/15/11	7,000	7,542,010
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.750%	02/15/11	1,000	1,048,500
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	11/15/12	7,730	8,564,910
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	03/11/15	1,000	1,119,043

					86,267,481

Chemicals — 2.1%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000%	06/15/14	2,500	2,816,398
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850%	08/15/12	5,000	5,287,590
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	9,000	9,743,616
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.000%	10/01/12	476	518,161
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	1,580	1,642,873
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	13,083	14,935,448
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250%	01/15/15	6,670	6,710,600
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	01/15/13	735	793,649
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000%	07/15/13	1,145	1,239,957
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	6,745	7,211,309
Lubrizol Corp., Gtd. Notes	Baa2	5.500%	10/01/14	5,860	6,352,773
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(c)	Baa1	5.250%	05/15/14	7,000	7,567,707
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,000	1,081,722

					65,901,803

Consumer — 1.0%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	8,079	8,760,666
Colgate-Palmolive Co., Sr. Unsec’d. Notes, Ser. F, MTN	Aa3	3.150%	08/05/15	6,600	6,664,885
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	01/15/11	2,165	2,227,031
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	1,250	1,367,977
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625%	03/11/13	1,000	1,068,768
Procter & Gamble Co. (The), Sr. Notes	Aa3	3.150%	09/01/15	4,500	4,569,826
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500%	02/15/15	2,000	2,048,568
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	1,380	1,482,715
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	415	431,607
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14	3,000	3,481,611

					32,103,654

Electric — 5.7%
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.375%	09/15/10	500	513,750
Alabama Power Co., Sr. Unsec’d. Notes, Ser. HH	A2	5.100%	02/01/11	835	865,402

Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/14	2,000	2,015,640
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875%	05/15/14	5,000	5,769,250
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	1,000	1,005,425
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,640	2,803,403
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125%	07/01/13	950	1,053,901
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	Baa1	7.000%	03/01/14	4,310	4,896,069
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650%	12/15/13	3,300	3,575,768
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550%	04/01/14	2,500	2,722,123
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250%	11/01/11	5,000	5,356,920
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,500	1,630,408
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400%	12/01/13	2,000	2,257,236
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400%	10/01/13	1,000	1,121,283
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250%	06/30/12	2,000	2,176,692
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.625%	05/15/14	1,550	1,763,350
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950%	09/15/14	5,000	5,151,950
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	1,700	1,856,169
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	6,700	7,463,753
Duke Energy Ohio, Inc., First Mtge. Bonds	A2	2.100%	06/15/13	5,000	5,006,240
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375%	11/02/12	1,000	1,062,585
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	3.875%	10/07/14	10,700	10,839,079
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700%	01/15/13	620	670,607
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450%	11/15/11	25	26,516
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800%	02/15/15	4,200	4,298,377
FPL Group Capital, Inc., Gtd. Notes	A2	5.350%	06/15/13	705	761,085
FPL Group Capital, Inc., Gtd. Notes	A2	5.625%	09/01/11	275	290,589
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800%	09/11/14	4,050	4,072,915
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(c)	A2	6.250%	06/17/14	2,000	2,191,566
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650%	07/15/12	2,175	2,349,413
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150%	07/15/12	5,000	5,124,465
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	3,000	3,082,500
National Rural Utilities Cooperative Finance Corp.	A1	2.625%	09/16/12	3,200	3,264,845
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,785	1,915,191
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14	4,750	4,768,192
NiSource Finance Corp., Gtd. Notes	Baa3	6.150%	03/01/13	600	654,004
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	7,100	7,753,512
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	05/01/12	4,202	4,543,900
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	3,000	3,319,047
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	5,000	5,015,881
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.200%	03/01/11	505	519,835
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250%	12/01/13	13,500	15,241,662
PECO Energy Co., First Mtge. Bonds	A2	5.000%	10/01/14	2,685	2,890,121
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	3,400	3,741,533
PSEG Power LLC, Gtd. Notes	Baa1	6.950%	06/01/12	260	286,837
PSEG Power LLC, Gtd. Notes	Baa1	7.750%	04/15/11	8,444	9,008,059
PSEG Power LLC, Sr. Unsec’d. Notes, 144A	Baa1	2.500%	04/15/13	9,190	9,195,560
Southern California Edison Co.	A1	5.750%	03/15/14	2,425	2,694,000
Southern Co. (The), Sr. Unsec’d. Notes	A3	4.150%	05/15/14	1,500	1,565,580
TECO Finance, Inc., Gtd. Notes(c)	Baa3	4.000%	03/15/16	4,000	3,941,700
TECO Finance, Inc., Gtd. Notes	Baa3	7.000%	05/01/12	1,378	1,485,484
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	3,860	3,986,180
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100%	11/30/12	900	979,579
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000%	04/01/14	435	484,376

					181,029,507

Energy - Integrated — 2.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.125%	03/10/12	6,000	6,215,454
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.625%	05/08/14	2,000	2,074,670
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	5.250%	11/07/13	1,000	1,100,425
Burlington Resources Finance Co. (Canada), Gtd. Notes	A2	6.400%	08/15/11	470	501,415
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.500%	09/15/14	8,875	9,259,270
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	3,240	3,383,691
Conoco Funding Co. (Canada), Gtd. Notes	A1	6.350%	10/15/11	2,000	2,157,428
ConocoPhillips, Gtd. Notes	A1	4.600%	01/15/15	2,300	2,466,720
ConocoPhillips, Gtd. Notes	A1	4.750%	10/15/12	1,500	1,614,682
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	13,840	14,882,498
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500%	04/15/13	2,400	2,628,814
Hess Corp., Sr. Unsec’d. Notes(c)	Baa2	7.000%	02/15/14	6,380	7,283,115
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14	3,870	4,211,647
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250%	06/15/12	2,707	2,936,334
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	855	960,557

Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000%	07/15/13	4,000	4,126,392
Shell International Finance BV (Netherlands), Gtd. Notes(c)	Aa1	3.250%	09/22/15	8,200	8,240,770
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	4,000	4,209,312
Statoil ASA (Norway), Gtd. Notes	Aa2	2.900%	10/15/14	2,325	2,324,988
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	8,200	8,549,181
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875%	07/18/11	750	780,000

					89,907,363

Energy - Other — 1.5%
Apache Corp., Sr. Unsec’d. Notes	A3	5.250%	04/15/13	1,405	1,528,731
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150%	02/01/13	880	944,840
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326%	08/01/13	179	182,682
Devon Energy Corp., Sr. Notes(c)	Baa1	5.625%	01/15/14	9,843	10,764,827
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875%	09/30/11	2,000	2,158,024
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800%	05/01/14	2,000	2,208,134
Kerr-McGee Corp., Gtd. Notes	Baa3	6.875%	09/15/11	2,000	2,154,806
Nabors Industries, Inc., Gtd. Notes	Baa1	5.375%	08/15/12	550	588,615
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125%	05/01/11	3,545	3,693,645
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	03/15/13	1,200	1,295,528
Weatherford International, Inc., Gtd. Notes	Baa1	5.950%	06/15/12	990	1,069,240
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500%	11/10/14	4,800	4,917,888
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	06/15/13	3,350	3,591,803
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	2,000	2,228,174
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900%	08/01/12	7,890	8,664,577
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	2,500	2,791,350

					48,782,864

Foods — 8.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(c)	Baa2	2.500%	03/26/13	9,500	9,518,325
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	3.000%	10/15/12	12,100	12,424,752
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(c)	Baa2	5.375%	11/15/14	9,500	10,289,507
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	14,080	16,130,442
Bottling Group LLC, Gtd. Notes	Aa3	6.950%	03/15/14	3,300	3,820,440
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	4,400	4,592,729
Campbell Soup Co., Sr. Unsec’d. Notes	A2	5.000%	12/03/12	1,230	1,338,841
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,308,730; purchased 08/11/09-08/19/09)(a)(g)	A2	5.200%	01/22/13	6,000	6,382,764
Coca-Cola Co. (The), Sr. Unsec’d. Notes(c)	Aa3	3.625%	03/15/14	2,700	2,808,748
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	3,230	3,418,777
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes(c)	A3	7.375%	03/03/14	1,000	1,168,421
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	8.500%	02/01/12	2,425	2,734,200
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	3,000	3,293,655
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	990	1,020,782
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	10/15/12	5,860	6,319,389
Delhaize Group (Belgium), Gtd. Notes(c)	Baa3	5.875%	02/01/14	5,164	5,646,591
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.375%	05/03/10	275	275,955
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	5.125%	01/30/12	5,390	5,720,030
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200%	01/30/13	4,045	4,376,925
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375%	01/15/14	3,350	3,895,819
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	2.350%	12/21/12	9,250	9,315,592
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	6.120%	05/01/13	1,000	1,111,957
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200%	03/17/15	1,000	1,085,578
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	1,210	1,320,985
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	09/10/12	4,250	4,632,891
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	600	652,822
General Mills, Inc., Sr. Unsec’d. Notes, MTN	Baa1	8.022%	02/05/13	3,000	3,406,776
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350%	07/15/13	1,100	1,192,788
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625%	07/15/11	3,835	4,085,955
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000%	04/01/13	575	617,281
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125%	12/03/12	1,265	1,370,011
Kraft Foods, Inc., Sr. Unsec’d. Notes(d)	Baa2	0.750%	08/11/10	1,350	1,351,405
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.625%	05/08/13	9,750	9,823,300
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	02/09/16	10,250	10,386,397
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	3,200	3,398,720
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.000%	02/11/13	6,595	7,238,369
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	06/01/12	3,600	3,939,746
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.750%	02/19/14	1,000	1,124,477
Kraft Foods, Inc., Unsec’d. Notes	Baa2	5.250%	10/01/13	3,850	4,165,638
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	2,570	2,736,464
Kroger Co. (The), Gtd. Notes	Baa2	6.200%	06/15/12	4,750	5,156,529
Kroger Co. (The), Gtd. Notes	Baa2	7.500%	01/15/14	9,385	10,836,813
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250%	09/01/13	1,150	1,253,467

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	4.300%	03/01/13	1,000	1,065,321
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	3.500%	11/01/14	3,335	3,305,749
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	02/15/14	1,000	1,057,177
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.625%	05/31/11	285	299,592
PepsiAmericas, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	07/31/12	2,263	2,475,254
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	08/15/13	1,643	1,759,081
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	6.200%	07/01/11	17,924	18,898,098
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.950%	08/16/10	3,280	3,332,191
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800%	08/15/12	2,845	3,102,669
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	03/15/14	1,385	1,539,488
Safeway, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.500%	03/01/11	12,267	12,869,334
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875%	06/15/13	13,405	13,942,849
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	6.250%	09/15/11	3,000	3,187,758
Unilever Capital Corp., Gtd. Notes	A1	3.650%	02/15/14	2,800	2,914,526
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	2,500	2,559,168
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	7.700%	07/01/12	4,325	4,828,322
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	2,130	2,284,399

					274,802,029

Gaming — 0.1%
MGM Mirage, Sr. Sec’d. Notes	B1	13.000%	11/15/13	2,000	2,330,000

Healthcare & Pharmaceutical — 5.9%
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	600	646,298
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.400%	09/15/12	5,844	6,381,876
Baxter Finco BV (Netherlands), Gtd. Notes	A3	4.750%	10/15/10	830	849,307
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14	1,990	2,080,905
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	06/01/15	3,000	3,265,899
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	4.250%	01/12/11	1,150	1,165,464
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	5.450%	06/15/14	3,120	3,141,781
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000%	06/15/11	1,960	2,038,402
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes(c)	A2	5.250%	08/15/13	2,000	2,203,858
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	06/15/13	3,250	3,507,839
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	5.650%	06/15/12	6,500	6,930,319
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125%	08/01/12	4,690	4,891,642
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125%	08/01/14	2,940	3,120,143
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.150%	10/15/10	720	736,251
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450%	10/15/12	2,400	2,620,013
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550%	03/06/12	5,000	5,216,925
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12	12,750	13,594,738
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.850%	05/15/13	4,600	4,985,945
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	12,665	13,468,911
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400%	05/15/15	2,200	2,439,884
McKesson Corp., Sr. Unsec’d. Notes	Baa3	5.250%	03/01/13	2,765	2,950,841
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	5,600	6,254,842
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	03/15/13	11,782	12,924,618
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	08/15/13	2,000	2,261,288
Medtronic, Inc., Sr. Unsec’d. Notes(c)	A1	3.000%	03/15/15	9,770	9,721,013
Medtronic, Inc., Sr. Unsec’d. Notes, Ser. B	A1	4.375%	09/15/10	1,100	1,119,934
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500%	03/15/14	1,000	1,066,697
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875%	06/30/11	5,510	5,562,422
Novartis Capital Corp., Gtd. Notes(c)	Aa2	2.900%	04/24/15	10,000	9,930,190
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	2,525	2,673,490
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/12	3,650	3,868,971
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	2,300	2,534,266
Quest Diagnostics, Inc., Gtd. Notes	Baa2	5.125%	11/01/10	535	546,922
Roche Holdings, Inc., Gtd. Notes, 144A	A2	4.500%	03/01/12	2,710	2,864,882
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000%	03/01/14	3,190	3,445,612
Schering-Plough Corp., Gtd. Notes	Aa3	5.300%	12/01/13	3,810	4,232,316
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,000	2,080,000
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750%	07/15/14	4,700	4,819,375
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550%	02/01/16	5,000	5,474,550
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.150%	12/28/12	1,180	1,175,979
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	5.000%	08/15/14	4,000	4,164,832
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	10,000	10,945,620
Wyeth, Gtd. Notes	A1	5.500%	02/01/14	3,000	3,309,456
Wyeth, Gtd. Notes	A1	6.950%	03/15/11	1,125	1,193,220

					188,407,736

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	1,290	1,352,455
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,856	3,040,218

Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	01/15/12	5,000	5,179,150
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	02/15/13	921	984,949
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	04/01/13	4,150	4,410,720
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125%	11/15/10	600	615,779
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,500	1,557,607
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/12	4,000	4,325,636
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	01/15/11	1,330	1,369,033
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.000%	02/15/14	1,000	1,099,327
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.800%	08/01/12	738	815,558

					24,750,432

Insurance — 3.9%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	4,265	4,617,357
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000%	08/15/14	3,795	4,055,341
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	6.200%	05/16/14	1,750	1,947,879
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%	04/30/13	5,875	6,399,919
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	4,000	3,926,328
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	5,180	5,402,388
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600%	05/15/13	1,000	1,066,206
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000%	08/15/13	1,325	1,447,005
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200%	04/01/13	570	608,723
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000%	11/15/11	5,000	5,358,535
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150%	10/15/15	2,139	2,283,676
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000%	03/30/15	16,425	16,271,623
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	10/15/11	405	422,652
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	4,800	5,119,968
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.750%	02/15/14	3,255	3,324,540
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	5.650%	08/27/12	800	849,221
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.200%	12/15/11	7,750	8,225,160
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	3.625%	07/16/12	2,750	2,846,357
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.500%	06/15/14	1,500	1,597,516
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	5,000	5,349,305
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $9,971,500; purchased 09/10/09)(g)	Aa3	2.875%	09/17/12	10,000	10,164,980
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A, MTN (original cost $4,793,705; purchased 07/21/09-09/10/09)(g)	Aa3	5.125%	04/10/13	4,600	4,938,546
New York Life Global Funding, Gtd. Notes, 144A, MTN	Aaa	2.250%	12/14/12	8,450	8,496,610
Principal Life Income Funding Trusts, Sr. Sec’d. Notes	Aa3	5.200%	11/15/10	740	760,117
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%	04/24/13	500	536,730
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375%	01/15/12	875	945,919
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	A2	5.375%	06/15/12	925	996,838
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500%	12/01/15	3,855	4,197,201
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,000	5,265,100
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes(c)	Baa2	5.250%	09/15/14	6,300	6,512,562

					123,934,302

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,046	1,098,300
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(c)	Ba1	7.875%	10/15/14	1,000	1,082,500

					2,180,800

Media & Entertainment — 1.6%
CBS Corp., Gtd. Notes	Baa3	6.625%	05/15/11	810	850,632
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	3,000	3,502,509
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,090,000
Historic TW, Inc., Gtd. Notes	Baa2	9.125%	01/15/13	5,000	5,841,410
News America Holdings, Inc., Gtd. Notes	Baa1	9.250%	02/01/13	3,000	3,525,102
Time Warner, Inc., Gtd. Notes	Baa2	5.500%	11/15/11	2,380	2,525,818
Time Warner, Inc., Gtd. Notes	Baa2	6.875%	05/01/12	9,000	9,899,595
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.250%	09/15/15	4,195	4,253,944
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	09/15/14	8,850	9,143,740
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	6,800	7,315,760
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	4.500%	12/15/13	665	716,156

					51,664,666

Metals — 2.7%
AK Steel Corp., Gtd. Notes	Ba3	7.750%	06/15/12	5,000	5,025,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	5.375%	06/01/13	9,800	10,431,247
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	9.000%	02/15/15	4,325	5,165,460
ArcelorMittal USA Partnership (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	5,000	5,162,500
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125%	09/15/13	6,130	6,829,200
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000%	12/15/10	825	849,451
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125%	03/29/12	5,645	6,043,232
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.250%	12/15/15	3,000	3,271,743

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	900	990,323
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000%	06/01/13	750	810,379
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.500%	05/15/13	8,200	8,624,662
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(b)	4.875%	09/15/12	3,850	4,073,315
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,560	1,714,743
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(c)	Baa1	8.950%	05/01/14	14,900	17,954,545
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba1	9.750%	05/15/14	3,000	3,555,000
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	800	812,000
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12	5,460	6,005,159
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	820	860,261

					88,178,220

Non Captive Finance — 3.1%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	3,800	4,296,424
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,550	2,661,703
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	2.800%	01/08/13	10,000	10,120,770
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.800%	05/01/13	16,000	17,003,680
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.875%	03/04/15	1,700	1,786,397
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.250%	10/19/12	4,000	4,294,164
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Aa2	5.875%	02/15/12	9,358	10,059,176
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	21,000	23,105,166
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/10	1,265	1,266,871
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.750%	01/13/12	5,000	4,883,525
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450%	03/24/11	635	635,689
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	B1	6.375%	03/25/13	1,000	977,257
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	4.500%	07/26/10	1,900	1,908,746
SLM Corp., Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000%	10/01/13	1,400	1,337,503
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	3,000	2,776,155
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%	08/27/12	2,000	1,987,300
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.400%	10/25/11	7,750	7,822,710
SLM Corp., Sr. Unsec’d. Notes	Ba1	5.450%	04/25/11	3,000	3,053,217

					99,976,453

Packaging — 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	3,775	4,059,911
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	10,000	10,568,100

					14,628,011

Paper — 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125%	05/15/11	1,000	1,050,000
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.400%	06/15/14	3,000	3,397,221

					4,447,221

Pipelines & Other — 1.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	4.950%	10/15/14	950	1,004,730
DCP Midstream LLC, Notes, 144A	Baa2	9.700%	12/01/13	2,620	3,189,439
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	2,315	2,374,542
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.650%	08/01/12	3,750	4,021,286
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500%	04/15/14	2,500	2,908,325
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	4,475	4,720,391
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625%	02/15/15	3,600	3,903,728
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12	1,050	1,140,769
ONEOK Partners LP, Gtd. Notes	Baa2	5.900%	04/01/12	600	643,225
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	5,275	5,480,398
Transcanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000%	06/15/13	2,750	2,887,019
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875%	07/15/12	1,000	1,141,886
Williams Partners LP, Sr. Unsec’d. Notes, 144A	Baa3	3.800%	02/15/15	8,300	8,285,110

					41,700,848

Railroads — 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875%	01/15/15	5,000	5,277,130
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	5.900%	07/01/12	445	483,300
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.750%	07/15/11	2,555	2,718,471
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.875%	02/15/16	2,000	2,242,772
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400%	03/15/13	7,150	7,551,844
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300%	02/15/14	4,000	4,320,668
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750%	03/15/13	675	732,749
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.250%	04/01/15	2,000	2,236,944
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.300%	03/15/12	1,900	2,053,279
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257%	09/17/14	3,000	3,211,539
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	8.625%	05/15/10	845	852,917
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625%	06/01/10	2,500	2,511,628
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125%	02/15/14	3,000	3,214,224
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450%	01/31/13	3,145	3,407,972
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.500%	04/15/12	1,500	1,637,750

Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	500	521,496

					42,974,683

Real Estate Investment Trusts — 1.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/15/12	590	621,667
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.625%	09/15/11	3,000	3,209,355
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	163	167,448
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625%	08/15/11	440	455,896
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	3,000	3,160,590
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	7.375%	02/15/15	4,535	4,897,392
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500%	10/01/12	5,310	5,628,011
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	6.625%	03/15/12	4,000	4,324,792
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	3,300	3,543,962
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375%	08/15/12	1,350	1,436,069
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	5.050%	04/15/10	1,809	1,810,558
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	02/15/11	2,300	2,404,749
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	07/15/11	240	248,083
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950%	09/15/16	1,700	1,734,292
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	4.200%	02/01/15	2,280	2,285,789
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.600%	06/15/10	1,100	1,107,310
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300%	05/30/13	11,550	12,221,286
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	6.750%	05/15/14	4,975	5,442,973

					54,700,222

Retailers — 2.6%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15	3,200	3,453,994
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.300%	03/15/12	1,700	1,826,196
CVS Caremark Corp., Sr. Unsec’d. Notes(d)	Baa2	0.552%	06/01/10	2,965	2,965,433
CVS Caremark Corp., Sr. Unsec’d. Notes(c)	Baa2	4.875%	09/15/14	2,000	2,130,816
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,057,152
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	2,456	2,708,025
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117%	01/10/13	6,736	7,188,767
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	3,320	3,444,500
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	4.625%	08/15/10	940	953,686
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.250%	12/16/13	3,205	3,470,579
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	Baa1	5.400%	03/01/16	4,000	4,322,392
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.300%	03/01/11	7,500	7,839,495
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.600%	09/15/12	2,000	2,206,326
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	Ba2	5.350%	03/15/12	11,445	12,017,250
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	7.450%	09/15/11	1,000	1,065,000
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	06/01/14	7,600	8,534,032
Staples, Inc., Gtd. Notes	Baa2	7.750%	04/01/11	1,000	1,061,060
Target Corp., Sr. Unsec’d. Notes	A2	5.125%	01/15/13	900	977,170
Target Corp., Unsec’d. Notes	A2	5.875%	07/15/16	4,300	4,874,188
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200%	08/15/15	7,140	7,551,985
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875%	08/01/13	1,100	1,197,526
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/03/14	2,500	2,552,825

					83,398,397

Technology — 3.6%
Adobe Systems, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.250%	02/01/15	7,000	7,027,755
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	BBB-(b)	4.700%	06/01/10	5,500	5,520,625
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	3,550	3,651,846
CA, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	12/01/14	7,000	7,637,798
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500%	03/15/13	7,600	8,163,380
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	9,000	9,352,854
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700%	04/15/13	490	526,352
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000%	08/01/13	4,000	4,474,460
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450%	12/01/14	2,400	2,469,564
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	6,335	6,894,735
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.250%	05/27/11	10,000	10,153,820
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.250%	02/24/12	2,000	2,112,776
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125%	03/01/14	2,800	3,153,243
International Business Machines Corp., Sr. Unsec’d. Notes	A1	6.500%	10/15/13	4,500	5,165,334
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	609,888
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	5,420	5,856,261
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	3.750%	07/08/14	6,005	6,266,530
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950%	04/15/13	1,560	1,694,740
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	2,750	2,846,250
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	3,000	2,973,750
Xerox Corp., Sr. Unsec’d. Notes(c)	Baa2	4.250%	02/15/15	9,200	9,275,974
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	5,664	6,007,816
Xerox Corp., Sr. Unsec’d. Notes	Baa2	7.125%	06/15/10	1,500	1,515,072

Xerox Corp., Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14	1,500	1,741,686

					115,092,509

Telecommunications — 8.9%
ALLTEL Corp., Debs	A(b)	6.500%	11/01/13	4,000	4,459,104
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	3.625%	03/30/15	7,200	7,224,430
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.500%	03/01/14	6,350	6,862,267
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	5.750%	01/15/15	2,600	2,841,883
AT&T Corp., Gtd. Notes	A2	7.300%	11/15/11	6,685	7,307,253
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850%	02/15/14	2,750	2,952,642
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950%	01/15/13	1,770	1,901,320
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700%	11/15/13	10,800	12,323,740
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	6.500%	12/15/11	6,000	6,501,840
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa2	5.150%	01/15/13	1,000	1,057,366
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.125%	12/15/10	14,619	15,438,029
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	3.750%	05/20/11	15,000	15,466,920
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%	02/01/14	3,100	3,387,810
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%	11/15/13	9,350	10,815,323
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875%	08/15/12	4,000	4,457,616
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250%	07/22/13	5,000	5,361,705
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.875%	08/20/13	1,400	1,526,760
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.500%	06/15/10	5,645	5,728,473
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(a)(g)	Baa3	6.738%	06/01/13	7,365	8,013,400
France Telecom SA (France), Sr. Unsec’d. Notes	A3	4.375%	07/08/14	5,720	6,029,452
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750%	03/01/11	7,860	8,344,828
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	2,575	2,665,256
New Cingular Wireless Services, Inc., Gtd. Notes(c)	A2	8.125%	05/01/12	17,970	20,278,552
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	7.875%	03/01/11	5,000	5,321,100
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	1,200	1,272,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	12,184	13,341,480
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250%	06/15/13	5,535	6,099,808
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	3,000	3,086,250
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	1,730	1,760,192
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	13,735	14,386,382
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	5,625	6,012,534
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200%	07/18/11	720	755,991
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	5,275	5,570,126
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.855%	02/04/13	5,000	5,436,605
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.984%	06/20/11	2,000	2,102,394
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750%	09/15/10	7,095	7,309,453
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	4,040	4,347,921
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350%	02/15/13	6,720	7,127,763
Verizon Communications, Inc., Sr. Unsec’d. Notes(c)	A3	5.350%	02/15/11	500	520,193
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	Baa1	6.125%	01/15/13	9,500	10,316,288
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250%	12/01/10	3,725	3,886,706
Verizon New England, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/11	4,725	5,023,927
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875%	04/01/12	10,000	10,888,500
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa1	4.150%	06/10/14	5,000	5,192,125
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350%	02/27/12	2,035	2,169,748
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa1	5.500%	06/15/11	2,630	2,757,765

					285,631,220

Tobacco — 1.2%
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	02/06/14	10,150	11,608,829
Altria Group, Inc., Gtd. Notes(c)	Baa1	8.500%	11/10/13	3,000	3,506,664
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	4.875%	05/16/13	7,500	8,055,833
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	6.875%	03/17/14	3,500	4,007,909
Reynolds American, Inc., Gtd. Notes(d)	Baa3	0.957%	06/15/11	1,000	995,869
Reynolds American, Inc., Gtd. Notes	Baa3	6.500%	07/15/10	1,500	1,517,628
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/01/13	2,600	2,891,083
Reynolds American, Inc., Gtd. Notes	Baa3	7.300%	07/15/15	2,450	2,697,467
Reynolds American, Inc., Gtd. Notes(c)	Baa3	7.625%	06/01/16	3,000	3,370,800

					38,652,082

TOTAL CORPORATE BONDS (cost $2,903,252,565)					3,003,048,605

FOREIGN AGENCIES — 0.9%
EDF SA (France), Notes, 144A	Aa3	5.500%	01/26/14	6,725	7,383,492
Export-Import Bank of Korea (South Korea)	A2	5.875%	01/14/15	5,000	5,389,765
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(c)	Baa1	8.125%	07/31/14	4,200	4,698,750
Korea Development Bank (South Korea)	A2	4.375%	08/10/15	3,800	3,856,814

Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	5,000	5,308,475
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10	45	47,191

TOTAL FOREIGN AGENCIES (cost $24,996,583)					26,684,487

FOREIGN LOCAL GOVERNMENT — 0.2%
Province of Ontario Canada (Canada) (cost $5,996,563)	Aa1	4.100%	06/16/14	6,000	6,409,740

MUNICIPAL BONDS — 0.8%
Cornell University, Sr. Unsec’d. Notes(e)	Aa1	4.350%	02/01/14	2,000	2,103,400
Duke University, Notes	Aa1	4.200%	04/01/14	2,000	2,096,500
State of California G.O. Var. Purp	Baa1	4.850%	10/01/14	3,000	3,108,810
State of California G.O. Var. Purp. 3	Baa1	5.250%	04/01/14	7,750	8,033,805
State of Illinois	A2	2.766%	01/01/12	9,300	9,380,166

TOTAL MUNICIPAL BONDS (cost $24,108,290)					24,722,681

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes		1.000%	03/31/12	395	394,814
U.S. Treasury Notes		1.375%	03/15/13	2,845	2,828,328
U.S. Treasury Notes		2.500%	03/31/15	6,600	6,581,454

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,782,213)					9,804,596

TOTAL LONG-TERM INVESTMENTS (cost $3,023,255,950)					3,125,875,424

				Shares
SHORT-TERM INVESTMENT — 7.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund, (cost $231,672,187; includes $185,522,766 of cash collateral received for securities on loan)(i)(j)				231,672,187	231,672,187

TOTAL INVESTMENTS — 104.9% (cost $3,254,928,137)(k)					3,357,547,611
LIABILITIES IN EXCESS OF OTHER ASSETS(l) (4.9)%					(156,780,518)

NET ASSETS — 100.0%					$3,200,767,093

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
G.O.	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a security that has been deemed illiquid.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities is $181,492,591; cash collateral of $185,522,766 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2010.
(e)	Security segregated as collateral for futures contracts.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $38,799,372. The aggregate value of $40,304,913 is approximately 1.3% of net assets.
(h)	Security segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 3,270,060,643	$95,629,695	$(8,142,727)	$87,486,968

The difference between the book basis and tax basis of investments is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes and deferred losses on wash sales.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and credit default swap agreements as follows:

Futures contracts open at March 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2010	Unrealized Appreciation/(Depreciation)(1)
	Long Position:
235	U.S. Treasury 2 Yr. Notes	Jun. 2010	$51,098,254	$50,983,984	$(114,270)
	Short Positions:
307	U.S. Treasury 10 Yr. Notes	Jun. 2010	35,680,176	35,688,750	(8,574)
1,247	U.S. Treasury 5 Yr. Notes	Jun. 2010	144,019,024	143,210,157	808,867

					800,293

					$686,023

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2010.

Credit default swap agreements outstanding at March 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	9/20/2012	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$3,318	$—	$3,318
Citibank, N.A.	9/20/2012	1,000	0.320%	Clorox Co. (The), 6.125%, 02/01/11	4,968	—	4,968
Citibank, N.A.	6/20/2014	3,000	1.000%	CBS Corp., 4.625%, 05/15/18	407	194,926	(194,519)
Credit Suisse International	12/20/2012	2,550	1.000%	GATX Corp., 5.500%, 02/15/12	20,150	23,062	(2,912)
Deutsche Bank AG	9/20/2011	2,500	1.000%	DISH DBS Corp., 6.625%, 10/01/14	7,105	25,143	(18,038)
Deutsche Bank AG	3/20/2012	4,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(261,444)	(86,444)	(175,000)
Deutsche Bank AG	6/20/2013	3,000	1.000%	Embarq Corp., 7.082%, 06/01/16	(9,981)	(21,219)	11,238
Deutsche Bank AG	6/20/2013	5,000	1.000%	Sealed Air Corp., 5.625%, 07/15/13	(21,321)	63,246	(84,567)
Deutsche Bank AG	3/20/2014	1,045	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(229,006)	—	(229,006)
Goldman Sachs International	3/20/2014	1,000	0.700%	Duke Energy Corp., 5.650%, 06/15/13	(8,892)	—	(8,892)
Goldman Sachs International	3/20/2014	1,000	6.600%	Simon Property Group LP, 5.250%, 12/01/16	(207,150)	—	(207,150)
JP Morgan Chase Bank	6/20/2014	3,000	5.000%	SLM Corp., 5.125%, 08/27/12	(184,035)	496,134	(680,169)
Morgan Stanley Capital Services	6/20/2014	3,120	1.000%	Boston Scientific Corp., 5.450%, 6/15/14	56,381	62,720	(6,339)

					$(829,500)	$757,568	$(1,587,068)

Counterparty	Termination Date	Implied Credit Spread at March 31, 2010(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Barclays Bank PLC	12/20/2011	1.120%	$10,000	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	$(17,172)	$(159,530)	$142,358
Deutsche Bank AG	12/20/2011	1.120%	7,500	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	(12,879)	(62,142)	49,263
Deutsche Bank AG	3/20/2015	0.982%	10,000	1.000%	Beckshire Hathaway, Inc., 4.625%, 10/15/13	11,645	(188,736)	200,381
Goldman Sachs International	9/20/2012	0.606%	5,000	1.000%	Exelon Generation Co. LLC, 6.200%, 10/01/17	49,967	56,047	(6,080)
Goldman Sachs International	3/20/2015	0.982%	10,000	1.000%	Beckshire Hathaway, Inc., 4.625%, 10/15/13	11,645	(177,792)	189,437
JP Morgan Chase Bank	12/20/2014	0.388%	10,000	1.000%	Wal-Mart Stores, Inc., 5.875%, 04/05/27	280,444	270,152	10,292
Morgan Stanley Capital Services	3/20/2014	0.394%	2,000	1.600%	Astrazeneca PLC, 5.900%, 09/15/17	94,063	—	94,063

						$417,713	$(262,001)	$679,714

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$491,250	$—
Commercial Mortgage-Backed Securities	—	54,714,065	—
Corporate Bonds	—	3,003,048,605	—
Foreign Agencies	—	26,684,487	—
Foreign Local Government	—	6,409,740	—
Municipal Bonds	—	24,722,681	—
U.S. Treasury Obligations	—	9,804,596	—
Affiliated Money Market Mutual Fund	231,672,187	—	—
Other Financial Instruments*
Futures Contracts	686,023	—	—
Credit Default Swaps Agreements	—	(907,354)	—

Total	$232,358,210	$3,124,968,070	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc. (f/k/a Dryden Short-Term Bond Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.